COMMON STOCK - RESERVES (Details)	Dec. 31, 2016 shares
Summary of common stock reserves
Total Reserves	6,585,224
Warrants
Summary of common stock reserves
Total Reserves	3,391,439
Stock options
Summary of common stock reserves
Total Reserves	3,193,785